Income Taxes - Schedule of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Valuation Allowance [Abstract]
Valuation allowance at beginning of year	$ 7,793	$ 5,980
Increases recorded to income tax provision	2,269	1,813
Valuation allowance at end of year	$ 10,062	$ 7,793